Post-Retirement Obligation- Summary of Sensitivity Analysis of the Effects of Changes in the Principal Actuarial Assumptions Used to Determine the Defined-benefit Obligation (Detail) R$ in Millions	Dec. 31, 2017 BRL (R$)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	R$ 294
Increase of one year in the mortality table	15
Reduction of 1% in the discount rate	1,395
Pension plans and retirement supplement plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	273
Reduction of 1% in the discount rate	1,103
Health plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	36
Reduction of 1% in the discount rate	244
Dental plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	1
Reduction of 1% in the discount rate	5
Life insurance [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction of one year in the mortality table	(16)
Increase of one year in the mortality table	15
Reduction of 1% in the discount rate	R$ 43